
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    02/01/96


Institutional Investment Manager:

VL
1111 JOHN B
FALLS CHURCH                                      VA            22141


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SPECIMEN  NOT AN OFFICIAL FILING

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this is a test filing.

this is the sample text in the test filing


Name, Title and Telephone Number of Person Submitting Report:

    VL                             KDJ                          877-3737


Signature, Place and Date of Signing:

/s/ VL                             FALLD                        VA    02/16/96























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
